Merchandise Inventories, Net - Schedule of Merchandise Inventories, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 4,370,803	$ 4,413,880
Beauty products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	2,358,327	2,349,158
Health products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	628,554	400,473
Luxury products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	364,856	353,057
Other products [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 1,019,066	$ 1,311,192